Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination

3. Business Combination

As discussed in Note 1 — Business and Basis of Presentation, we completed the Business Combination on July 9, 2021. Immediately before the closing of the Business Combination, all outstanding redeemable preferred shares of FREYR Legacy were converted into ordinary shares of FREYR. Upon the consummation of the Business Combination, each share of FREYR Legacy issued and outstanding was canceled and converted into the right to receive 0.179038 ordinary shares in FREYR (the “Exchange Ratio”).

Upon the closing of the Business Combination, our articles of association were amended and restated to, among other things, increase the total number of authorized shares to 245,000,000 shares without par value.

In connection with the Business Combination, on January 29, 2021, Alussa and FREYR entered into separate subscription agreements with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and FREYR agreed to sell to the Subscribers, an aggregate of 60,000,000 ordinary shares (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $600.0 million, in a private placement pursuant to the subscription agreements (the “PIPE Investment”). The PIPE Investment closed simultaneously with the consummation of the Business Combination.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Alussa was treated as the “acquired” company for financial reporting purposes. See Note 1 — Business and Basis of Presentation for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of FREYR issuing shares for the net assets of Alussa, accompanied by a recapitalization. The net assets of Alussa were stated at historical cost, with no goodwill or other intangible assets recorded.

The following table reconciles the elements of the Business Combination and PIPE Investment to the consolidated statement of cash flows and the consolidated statement of shareholders’ equity for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash – Alussa trust and cash, net of redemptions	$104,535
Cash – PIPE Investment	600,000
Less: Non-cash net liabilities assumed from Alussa	(26,129)
Less: Transaction costs	(60,386)
Net Business Combination and PIPE Investment	618,020
Add back: Non-cash net liabilities assumed from Alussa	26,129
Add: Accrued transaction costs	353
Net cash contribution from Business Combination and PIPE	$644,502

The number of ordinary shares issued immediately following the consummation of the Business Combination:

Number of Shares
Alussa Class A ordinary shares, outstanding prior to Business Combination	28,750,000
Less: redemption of Alussa Class A ordinary shares	(18,439,168)
Alussa Class A ordinary shares	10,310,832
Alussa Class B founder ordinary shares	7,187,500
Ordinary shares issued in PIPE Investment	60,000,000
Ordinary shares issued to FREYR Legacy preferred shareholders	1,489,500
Business Combination and PIPE Investment ordinary shares	78,987,832
FREYR Legacy ordinary shares(1)	37,452,359
Total ordinary shares immediately after Business Combination and PIPE Investment	116,440,191

(1)      The number of FREYR Legacy ordinary shares was determined from the 209,196,827 of FREYR Legacy ordinary shares outstanding prior to the closing of the Business Combination converted at the exchange ratio of 0.179038. All fractional shares were rounded down.